Income taxes (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Income Tax [Abstract]
Summary of Reconciliation of Provision for Income Taxes Computed at Combined Canadian Federal and Provincial Statutory Rate to Provision for Income Taxes	A reconciliation of the provision for income taxes computed at the combined Canadian federal and provincial statutory rate to the provision for income taxes as shown in the statements of comprehensive loss is as follows:

	For the year ended	For the three months ended December 31, 2022	For the year ended	For the year ended
	December 31, 2023	(transition period)	September 30, 2022	September 30, 2021
	($)	($)	($)	($)
Net loss before income taxes	(32,889)	(2,639)	(17,361)	(15,006)
Canadian federal and provincial income tax rates	27%	27%	27%	27%
Income tax recovery based on Canadian federal and provincial income tax rates	(8,880)	(713)	(4,687)	(4,052)

Reconciling items:
Difference in foreign tax rates	792	12	210	6
Deferred tax asset/(liability) not recognized	1,319	(52)	3,282	2,507
Stock-based compensation	758	291	849	751
Non-taxable dividends	(2)	(5)	(106)	—
Fair value change in warrant liability	(36)	(79)	(1,080)	408
Tax rate difference on fair value change in marketable securities	(2)	(137)	12	—
Permanent difference and others	(82)	248	1,505	380
	(6,133)	(435)	(15)	—

Components of Deferred Income Tax Assets and Liabilities

The significant components of deferred income tax assets and liabilities were as follows:

	For the year ended	For the three months ended December 31, 2022	For the year ended	For the year ended
	December 31, 2023	(transition period)	September 30, 2022	September 30, 2021
	($)	($)	($)	($)
Deferred tax assets and (liabilities):
Non-capital losses	4,902	1,396	897	591
Capital losses	32	63	63	—
Marketable securities	—	(63)	19	4
Undeducted financing fees	1,685	74	86	114
Other deferred tax assets	691	94	80	192

Royalty and other mineral interests	(133,582)	(136,261)	(136,241)	(41,762)
Gold-linked loan	(19)	—	—	(1,635)
Convertible debentures	(4,717)
Other deferred tax liabilities	(206)	(391)	(427)	(204)
	(131,214)	(135,088)	(135,523)	(42,700)

13. Income taxes (continued)

Summary of Deductible Temporary Differences for Which No Deferred Tax Assets Recognized

At December 31, 2023 and 2022, September 30, 2022 and 2021, deductible temporary differences for which no deferred tax assets are recognized are below:

	For the year ended	For the three months ended December 31, 2022	For the year ended	For the year ended
	December 31, 2023	(transition period)	September 30, 2022	September 30, 2021
	($)	($)	($)	($)
Deducted temporary differences are recognized:
Non-capital losses	14,490	22,652	22,386	9,341
Capital losses	495	—	—	—
Royalty and other mineral interests	9,553	—	—	—
Marketable securities	2,065	2,503	2,704	759
Other deferred tax assets	1,696	3,853	4,294	1
	28,299	29,008	29,384	10,101